Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2026
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Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss
30	NET INCOME FROM FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Net income from financial assets and liabilities at fair value through profit or loss for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from debt instruments	¥320,985	¥37,829	¥328,657
Net income (loss) from equity instruments	(5,268)	(2,573)	6,062
Net income (loss) from financial liabilities designated at fair value through profit or loss	16,937	8,268	(11,502)

Total net income from financial assets and liabilities at fair value through profit or loss	¥332,654	¥43,524	¥323,217